Right-Of-Use Assets	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-Of-Use Assets	RIGHT-OF-USE ASSETS:
    The following table details the changes to the net book value of ROU assets during the periods shown:

	Land	Buildings	Other	Total
Balance — January 1, 2022	$10.7	$101.0	$2.1	$113.8
New leases and lease renewals	—	63.0	0.4	63.4
Depreciation	(0.6)	(34.3)	(0.5)	(35.4)
Accelerated depreciation of assets and lease terminations(i)	—	(0.7)	—	(0.7)
Foreign exchange and other	—	(2.2)	(0.1)	(2.3)
Balance — December 31, 2022	10.1	126.8	1.9	138.8
New leases and lease renewals	0.4	52.9	0.4	53.7
Depreciation	(0.6)	(35.9)	(0.5)	(37.0)
Accelerated depreciation of assets and lease terminations(i)	—	(1.1)	—	(1.1)
Foreign exchange and other	—	(0.4)	—	(0.4)
Balance — December 31, 2023	$9.9	$142.3	$1.8	$154.0
(i)    Represents the accelerated depreciation (in each case as restructuring charges) of certain ROU assets in connection with restructuring actions. See note 15(a).
We review the carrying amount of ROU assets for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. We did not identify any triggering event during the course of 2021, 2022 or 2023 indicating that the carrying amount of our ROU assets or related CGUs may not be recoverable. However, we recorded non-cash restructuring charges in 2022 and 2023 to accelerate the depreciation of certain ROU assets related to vacated properties, in connection with our restructuring activities, as described in footnote (i) above and note 15(a).